Warrant Liabilities - Additional Information (Detail) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 05, 2015	Jul. 31, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Class of Warrant or Right [Line Items]
Liquidated damages amount percent of VWAP (percent)					1.00%
Change in fair value of warrants recorded as other (income) expense					$ (1,667,117)	$ 515,860
Issuance of shares upon cashless exercise warrants						13,407
Warrants cashless exercised					43,720
Proceeds from issuance of common stock					$ 0	$ 1,434,194
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants				2,449,605
Exercise price of warrants exercised				$ 6.50
Warrants term				5 years
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised				24,000
Number of warrants					2,425,605
Convertible preferred stock warrant liability					$ 194,048	1,212,803
Change in fair value of warrants recorded as other (income) expense					1,000,000
Proceeds from exercise of warrants					0	156,000
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants				2,449,605
Exercise price of warrants exercised				$ 6.50
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised		$ 6.50
Warrants exercised		589,510
De-recognition of warrant liability		$ 6,700,000
Proceeds from exercise of warrants		$ 3,800,000			0	3,720,713
Series B Warrant Liability [Member] | Decrease in carrying value [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense					$ 272,000
Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants					590,415
Exercise price of warrants exercised		$ 6.25					$ 6.25
Convertible preferred stock warrant liability					$ 85,490	462,437
Change in fair value of warrants recorded as other (income) expense					376,947
Warrants cashless exercised			905
Proceeds from issuance of common stock			$ 5,882
Series C Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants			905
Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					279,538	2,540,240
Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					194,048	1,212,803
Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability						865,000
Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					$ 85,490	$ 462,437
Common Stock Warrant Liability [Member] | Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of warrants					2,425,605	2,425,605
Common Stock Warrant Liability [Member] | Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of warrants					0	116,580
Common Stock Warrant Liability [Member] | Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of warrants					590,415	590,415
Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					$ 194,048	$ 1,212,803
Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					194,048	1,212,803
Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					85,490	1,327,437
Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability						865,000
Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Fair Value, Measurements, Recurring [Member] | Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrant liability					85,490	462,437
Cashless Exercise [Member] | Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability					$ 593,584	$ 12,527,991
Cashless Exercise [Member] | Common Stock Warrant Liability [Member] | Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised	102,300				14,280
De-recognition of Warrant liability upon exercise, shares issued	485,202				5,879,560
De-recognition of Warrant liability upon exercise	$ 593,000				$ 0